Revenues (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue was as follows:

	2023	2022
	$	$

Subscription revenue	298,763	248,430
Transaction-based revenue	399,552	264,044
Hardware and other revenue	32,191	35,898

Total revenues	730,506	548,372